Phone:	(215)569-5734
Fax:	(215)832-5734
Email:	schwartz-g@blankrome.com

April 18, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Kevin Rupert

Re:	Cornerstone Progressive Return Fund (File No.: 811-22066)
Registration Statement on Form N-2
Request for Selective Review

Dear Mr. Rupert:

The above-referenced filing (the “Registration Statement”) of our client, Cornerstone Progressive Return Fund (the “Fund”), filed on the date hereof, is based on and is substantially similar to the registration statement on Form N-2 of the Fund, which was reviewed and declared effective by the Staff on April 1, 2011, and the registration statements on Form N-2 of Cornerstone Strategic Value Fund, Inc. (File No.: 811-05150) and Cornerstone Total Return Fund, Inc. (File No.: 811-02363), the other funds in the Cornerstone fund complex, which were reviewed and declared effective by the Staff on November 21, 2011 following a request under the “selective review” procedures discussed below.  Please accept this letter as a request under the same selective review procedures with respect to the Staff’s review of the Registration Statement.

In this regard, the Staff follows certain selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements.  The Staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the Staff.  Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

The Registration Statement represents a “rights offering” of the Fund’s shares, the terms and conditions of which are substantially similar to those contained in the registration statements

One Logan Square  18th & Cherry Streets Philadelphia, PA  19103

www.BlankRome.com

California   •   Delaware   •   Florida   •   New Jersey   •   New York   •   Ohio   •   Pennsylvania   •   Texas  •   Washington, DC   •   Hong Kong

Securities and Exchange Commission
April 18, 2012

of Cornerstone Strategic Value Fund, Inc., Cornerstone Total Return Fund, Inc. and the Fund referenced above.

Please contact me at (215) 569-5734 or Thomas R. Westle at (212) 885-5239 with any questions you may have or for any further information you may desire.

Very truly yours,

/s/ Geoffrey D. Schwartz

Geoffrey D. Schwartz